Cost of revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cost of revenues	¥ 5,269,661	$ 721,941	¥ 6,179,125	¥ 8,610,726	[1]
Revenue sharing fees and content costs
Cost of revenues	4,625,077		5,378,413	7,535,690
Bandwidth costs
Cost of revenues	237,441		360,660	537,921
Salaries and welfare
Cost of revenues	233,669		241,243	288,141
Payment handling costs
Cost of revenues	42,303		64,665	100,367
Share-based compensation
Cost of revenues	15,566		16,137	31,955
Others
Cost of revenues	¥ 115,605		¥ 118,007	¥ 116,652

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).